UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     May 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $ 12,746,282(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR			ADR		000375204    23580  1079650 SH		SOLE		 1,032,150	  0    47500
ALLERGAN	 		COM		018490102   624610  9562306 SH		SOLE		   5825315	  0  3736991
ALNYLAM PHARMS			COM		02043Q107      352    20675 SH		SOLE		      1575	  0    19100
AMAZON.COM			COM		023135106   937204  6902877 SH		SOLE		   4321318	  0  2581559
APPLE				COM		037833100  1017352  4329159 SH		SOLE		   2710228	  0  1618931
ATHENAHEALTH, INC		COM		04685W103      506    13850 SH		SOLE		      1050	  0    12800
BIOMARIN PHARMS			COM		09061G101     1290    55200 SH		SOLE		      4200	  0    51000
BROADCOM			CL A		111320107   257942  7769347 SH		SOLE		   4974756	  0  2794591
CELGENE				COM		151020104     1063    17150 SH		SOLE		      1250	  0    15900
CHARLES SCHWAB			COM		808513105   376046 20120168 SH		SOLE		  12621716	  0  7498452
CISCO SYSTEMS			COM		17275R102      364    14000 SH		SOLE		      7500	  0     6500
CME GROUP			COM		12572Q105   277347   877376 SH		SOLE		    527824	  0   349552
DENTSPLY INTL			COM		249030107      921    26400 SH		SOLE		      2000	  0    24400
EDWARDS LIFESCIENCES CORP	COM		28176E108      846     8560 SH		SOLE		       660	  0	7900
FLIR SYSTEMS INC		COM		302445101   171512  6086309 SH		SOLE		   3824472	  0  2261837
FMC TECHNOLOGIES		COM		30249U101   525494  8130809 SH		SOLE		   5263633	  0  2867176
GENZYME				COM		372917104   537126 10363230 SH		SOLE		   6443770	  0  3919460
GILEAD SCIENCES			COM		375558103      873    19200 SH		SOLE		      1500	  0    17700
GOOGLE				CL A		38259P508   737441  1300327 SH		SOLE		    811404	  0   488923
HEARTWARE INTERNATIONAL INC	COM		422368100      678    15250 SH		SOLE		      1150	  0    14100
HUMAN GENOME SCIENCES		COM		444903108      646    21400 SH		SOLE		      1600	  0    19800
ILLUMINA INC			COM		452327109   366080  9410807 SH		SOLE		   5718263	  0  3692544
INTERCONTINENTAL EXCHANGE	COM		45865V100   492159  4387224 SH		SOLE		   2735085	  0  1652139
INTERMUNE			COM		45884X103      632    14175 SH		SOLE		      1075	  0    13100
INTUITIVE SURGICAL		COM		46120E602   687572  1975044 SH		SOLE		   1244805	  0   730239
IRON MOUNTAIN			COM		462846106   135967  4962303 SH		SOLE		   2969324	  0  1992979
ISIS PHARMACEUTICAL		COM		464330109      389    35600 SH		SOLE		      2700	  0    32900
LAS VEGAS SANDS			COM		517834107   333439 15765420 SH		SOLE		  10465733	  0  5299687
MERCADOLIBRE ADR		ADR		58733R102    26212   543700 SH		SOLE		    519700	  0    24000
MINDRAY MEDICAL INTL ADR	ADR		602675100    36272   995925 SH		SOLE		    922350	  0    73575
MONSANTO			COM		61166W101   421587  5902932 SH		SOLE		   3710660	  0  2192272
MYRIAD GENETICS			COM		62855J104      548    22800 SH		SOLE		      1800	  0    21000
NATIONAL OILWELL VARCO		COM		637071101   619117 15256694 SH		SOLE		   9647152	  0  5609542
NEW ORIENTAL EDUCATION ADR	ADR		647581107    40279   471040 SH		SOLE		    451190	  0    19850
NIKE				COM		654106103   405771  5520695 SH		SOLE		   3309652	  0  2211043
NUVASIVE			COM		670704105     1518    33575 SH		SOLE		      3075	  0    30500
QUALCOMM			COM		747525103   584016 13918407 SH		SOLE		   8681149	  0  5237258
SALESFORCE.COM			COM		79466L302   617360  8292276 SH		SOLE		   5275739	  0  3016537
SCHLUMBERGER			COM		806857108   529644  8346103 SH		SOLE		   5255778	  0  3090325
SEATTLE GENETICS INC		COM		812578102      375    31400 SH		SOLE		      2400	  0    29000
ST. JUDE MEDICAL		COM		790849103      944    23000 SH		SOLE		      1800	  0    21200
STAPLES				COM		855030102   218050  9314383 SH		SOLE		   5584079	  0  3730304
STARBUCKS			COM		855244109   307994 12690313 SH		SOLE		   7658608	  0  5031705
STRYKER				COM		863667101      953    16650 SH		SOLE		      1250	  0    15400
TAIWAN SEMICONDUCTOR MFG ADS	ADR		874039100     1308   124700 SH		SOLE		     48300	  0    76400
VARIAN MEDICAL SYSTEMS		COM		92220P105   347443  6279472 SH		SOLE		   3748354	  0  2531118
VERTEX PHARMS			COM		92532F100      575    14075 SH		SOLE		      1075	  0    13000
VISA INC			COM		92826C839   693798  7621641 SH		SOLE		   4732759	  0  2888882
VIVUS INC			COM		928551100      344    39400 SH		SOLE		      3000	  0    36400
VMWARE INC			COM		928563402   202258  3794706 SH		SOLE		   2283408	  0  1511298
WW GRAINGER INC			COM		384802104   198484  1835778 SH		SOLE		   1106134	  0   729644

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